SCHEDULE OF SUPPLEMENTAL CASH FLOW INFORMATION RELATED TO OPERATING LEASES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Cash payments for operating leases	$ 476	$ 546	$ 537
Lease operating expenses	116	355	562
New operating lease assets obtained in exchange for operating lease liabilities	$ 67	$ 1,734	$ 154